Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2022
Other Operating Expenses [Abstract]
OTHER OPERATING INCOME AND EXPENSES

NOTE 29 - OTHER OPERATING INCOME AND EXPENSES

Other operating income is comprised of the following components:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Pension plan interest	963	640	-
Compensation from insurance companies due to damages (1)	141	45	255
Rental income	488	286	253
Income from recovery tax and expenses	548	218	250
Income from business alliance	1,180	440	72
Other	2,219	33	31
Total	5,539	1,662	861

(1) Mainly related to recoveries from fraud claims.

Other operating expenses are detailed as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Credit card expenses	779	272	546
Customer services	2,583	2,305	1,559
Operating risk charge-offs and provision	11,089	11,287	10,926
Recovery of operating expenses	(362)	(2,389)	(43)
Life insurance and general product insurance policies (1)	47,214	45,949	32,987
Commercial representation expenses	2,373	8,720	3,501
Expenses associated leasing operations (2)	3,842	3,772	3,628
Expenses associated factoring operations	784	414	536
Commercial alliance expenses	682	878	-
Lawsuits provision	1,210	493	330
Donations	-	119	2,360
Retail association payment	243	274	326
Non-recurrent expenses	-	-	6,622
Bond issuance expenses	1,202	217	-
Other	34,667	29,119	10,012
Total	106,306	101,430	73,290

(1)	New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.

(2)	Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).